Annual Total Returns - Class F-2	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
American Funds Retirement Income Portfolio - Conservative
Prospectus [Line Items]
Annual Return [Percent]	7.07%	(9.83%)	8.74%	8.62%	13.44%	(2.55%)	9.18%	6.13%
American Funds Retirement Income Portfolio - Moderate
Prospectus [Line Items]
Annual Return [Percent]	9.44%	(9.87%)	12.35%	7.74%	15.62%	(3.60%)	11.39%	7.60%
American Funds Retirement Income Portfolio - Enhanced
Prospectus [Line Items]
Annual Return [Percent]	12.21%	(10.80%)	15.38%	7.33%	17.98%	(4.70%)	13.83%	8.75%